Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Actuarial loss relating to pension	(58.6)	(39.4)
Total accumulated other comprehensive loss	(58.6)	(39.4)